PROMISSORY NOTES 07/31/17 (Detail) - Schedule of Payments To Repay Principal Balance - Promissory Notes [Member] - USD ($)	Jul. 31, 2017	Apr. 30, 2017
2018	$ 15,559,324
2019		14,458,657
2020
2022
2022
Total	$ 15,559,324	$ 14,458,657